Segment, Geographic and Other Revenue Information - Long-Lived Assets By Geographic Region (Detail) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		$ 13,865	[1],[2]	$ 13,318	[1],[2]	$ 13,766
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net		6,971		6,649		7,072
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[3]	4,345		4,228		4,376
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[4]	632		643		660
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant and equipment, net	[5]	$ 1,917		$ 1,797		$ 1,658

[1]	Amounts may not add due to rounding.
[2]	The increase in total property, plant and equipment is primarily due to capital additions and the impact of foreign exchange, partially offset by depreciation, reductions due to restructuring efforts and disposals.
[3]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland.
[4]	Developed Rest of World region includes the following markets: Japan, Canada, Australia, South Korea and New Zealand.
[5]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.